Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Numerator:
Net loss attributable to the Company’s shareholders		$ (5,098,857)	$ (512,287)
Denominator:
Weighted average number of ordinary shares outstanding	[1]	122,069,309	105,054,995
Loss per ordinary share – basic		$ (0.04)	$ 0
Loss per ordinary share –diluted		$ (0.04)	$ 0

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.